Financial and capital management - Change in Allowance for Doubtful Accounts (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	$ 4,185
Financial assets at end of period	3,949	$ 4,185
Trade receivables | Allowance for doubtful accounts
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	(120)	(118)
Additions	(235)	(169)
Usage and reversals	191	167
Financial assets at end of period	(164)	(120)
Trade receivables | Allowance for doubtful accounts | Ziply Fiber
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Additions	(38)
Contract assets | Allowance for doubtful accounts
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	(18)	(18)
Additions	(18)	(20)
Usage and reversals	24	20
Financial assets at end of period	(12)	(18)
Current contract assets | Allowance for doubtful accounts
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	(6)
Financial assets at end of period	(7)	(6)
Noncurrent contract assets | Allowance for doubtful accounts
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	(12)
Financial assets at end of period	$ (5)	$ (12)